Financial risk management	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial risk management

4.    Financial risk management

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

The Group’s risk management policies are set to determine and analyze the risks faced, to establish the appropriate risk limits and to observe the commitment to those limits. These policies are constantly reviewed to make sure they reflect the Group’s operations and the changes in market conditions.

Credit risk

At the reporting date, there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents, financial asset at fair value through other comprehensive income, financial asset at fair value through profit or loss, financial asset at amortize cost, derivative financial instruments, contract assets, trade receivables, receivables from financial services, due from related parties and other current and non-current assets (Note 35).

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group may require collateral in respect of financial assets. Also, the Group may demand letters of guarantee from third parties related to certain projects or contracts. The Group may also demand certain pledges from counterparties if necessary, in return for the credit support it gives related to certain financings (Note 19).

In monitoring customer credit risk, customers are grouped according to whether they are subscribers, financial services customers, other corporate customers and aging profile, maturity and existence of previous financial difficulties. Trade receivables and contract assets are mainly related to the Group’s subscribers. The Group’s exposure to credit risk on trade receivables and contract assets is influenced mainly by the individual payment characteristics of postpaid subscribers. The Group establishes a provision for impairment losses based on its historical events and future expectations in respect of trade receivables and contract assets.

Investments are preferred to be in liquid securities. The counterparty limits are set monthly depending on their ratings from the most credible rating agencies and the amount of their paid-in capital and/or shareholders equity. Policies are in place to review the paid-in capital and rating of counterparties periodically to ensure credit worthiness.

The Group signs local and international derivate agreements in order to be able to execute financial derivative transactions with financial institutions that are believed to have sufficient credit ratings.

The Group’s policy is to provide financial guarantees only to subsidiaries and distributors. At 31 December 2022, guarantees of TL 3,952,782 were outstanding (31 December 2021: TL 6,430,010).

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held demand deposits of TL 2,184,052 (31 December 2021: TL 5,002,305) that are expected to readily generate cash inflows for managing liquidity risk. Due to the dynamic nature of the underlying businesses, the Group Treasury maintains flexibility in funding by maintaining availability under committed credit lines.

Management monitors rolling forecasts of the Group’s liquidity reserve (Note 35) and cash and cash equivalents (Note 23) on the basis of expected cash flows. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these, monitoring balance sheet liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

4.    Financial risk management (continued)

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk. The Group uses derivatives in order to manage market risks. All such transactions are carried at within the guidelines set by the Group Treasury.

(i)   Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the USD, EUR and RMB. Foreign exchange risk arises from recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. The Group holds a significant portion of its cash and cash equivalent in foreign currencies in order to manage foreign exchange risk. In addition, derivative financial instruments are used to manage exposure to fluctuations in foreign exchange rates and since 1 July 2018 the Company applies hedge accounting. Details of the Company’s foreign exchange risk is disclosed in Note 35.

(ii)   Interest rate risk

The Group’s exposure to interest rate risk is related to its financial assets and liabilities. The Group manage its financial liabilities by providing an appropriate distribution between fixed and floating rate loans. Floating rate exposures can be changed to fixed rate exposures based on short-term and long-term market expectations via financial derivatives. The use of financial derivatives is governed by the Group Treasury’s policies approved by the Audit Committee, which provide written principles on the use of derivatives. The Group’s borrowings and receivables are carried at amortized cost. The borrowings are periodically contractually repriced (Note 35) and are also exposed to the risk of future changes in market interest rates.

Effect of IBOR reform

The reform and replacement of benchmark interest rates such as USD LIBOR and other interbank offered rates (‘IBORs’) has become a priority for global regulators. There are ongoing studies for these changes. The Group’s risk exposure that is directly affected by the interest rate benchmark reform is its USD 236,361 floating-rate debt. The Group has hedged this debt with participating cross currency, cross currency and interest swaps, and it has designated at participating cross currency swap in a cash flow hedge of the variability in cash flows of the debt, due to changes in 6-month USD LIBOR that is the current benchmark interest rate after the publication of Phase-2 in August 2020. The nominal amount of these derivative instruments is USD 294,075 and the nominal amount of the hedged part of these instruments is USD 194,837.

The Group treasury department oversees the Group’s USD LIBOR transition plan. This transition project will include changes to systems, processes, risk and valuation models, as well as managing related tax and accounting implications. The Group currently anticipates that the areas of greatest change will be amendments to the contractual terms of the USD LIBOR-referenced floating-rate debt and the participating cross currency swap and updating hedge designations.

4.    Financial risk management (continued)

Market risk (continued)

(ii)   Interest rate risk (continued)

Effect of IBOR reform – significant assumptions

In calculating the change in fair value attributable to the hedged risk of the floating-rate debt, the Group has made the following assumptions that reflect its current expectations:

-	The floating-rate debt will move to an alternative benchmark rate during 2022, and the spread will be similar to the spread included in the participating cross currency swap used as the hedging instrument;
-	No other changes to the terms of the floating-rate debt are anticipated; and
-	The Group has incorporated the uncertainty over when the floating-rate debt will move to an alternative benchmark rate, the resulting adjustment to the spread, and the other aspects of the reform that have not yet been finalized by adding an additional spread to the discount rate used in the calculation.